Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000238994 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000238994 | 464287655 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000238994 | 261908107 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000238994 | 733174700 | Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000238994 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238994 | 922042874 | Vanguard FTSE Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238994 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238994 | 36291FPT9 | Government National Mortgage Association Series 626934
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238994 | 464287234 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238994 | 36291FP28 | Government National Mortgage Association Series 626941
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238994 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238994 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000238994 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000238994 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000238994 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000238994 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%
C000238994 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	4.80%
C000238994 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	49.90%
C000238994 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.30%
C000238994 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	37.00%
C000238993 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000238993 | 464287655 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000238993 | 261908107 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000238993 | 733174700 | Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000238993 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238993 | 922042874 | Vanguard FTSE Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238993 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238993 | 36291FPT9 | Government National Mortgage Association Series 626934
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238993 | 464287234 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238993 | 36291FP28 | Government National Mortgage Association Series 626941
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238993 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238993 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000238993 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000238993 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000238993 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000238993 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%
C000238993 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	4.80%
C000238993 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	49.90%
C000238993 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.30%
C000238993 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	37.00%
C000238992 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000238992 | 464287655 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000238992 | 261908107 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000238992 | 733174700 | Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000238992 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238992 | 922042874 | Vanguard FTSE Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238992 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238992 | 36291FPT9 | Government National Mortgage Association Series 626934
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238992 | 464287234 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238992 | 36291FP28 | Government National Mortgage Association Series 626941
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238992 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000238992 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000238992 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000238992 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000238992 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000238992 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%
C000238992 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	4.80%
C000238992 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	49.90%
C000238992 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.30%
C000238992 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	37.00%
C000229060 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000229060 | 464287655 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000229060 | 261908107 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000229060 | 733174700 | Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000229060 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229060 | 922042874 | Vanguard FTSE Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000229060 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229060 | 36291FPT9 | Government National Mortgage Association Series 626934
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229060 | 464287234 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229060 | 36291FP28 | Government National Mortgage Association Series 626941
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229060 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229060 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000229060 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000229060 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000229060 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000229060 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%
C000229060 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	4.80%
C000229060 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	49.90%
C000229060 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.30%
C000229060 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	37.00%
C000226943 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000226943 | 464287655 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000226943 | 261908107 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000226943 | 733174700 | Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000226943 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000226943 | 922042874 | Vanguard FTSE Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000226943 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000226943 | 36291FPT9 | Government National Mortgage Association Series 626934
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000226943 | 464287234 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000226943 | 36291FP28 | Government National Mortgage Association Series 626941
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000226943 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000226943 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000226943 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000226943 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000226943 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000226943 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%
C000226943 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	4.80%
C000226943 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	49.90%
C000226943 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.30%
C000226943 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	37.00%
C000229059 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000229059 | 464287655 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000229059 | 261908107 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000229059 | 733174700 | Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000229059 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229059 | 922042874 | Vanguard FTSE Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000229059 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229059 | 36291FPT9 | Government National Mortgage Association Series 626934
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229059 | 464287234 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229059 | 36291FP28 | Government National Mortgage Association Series 626941
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000229059 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229059 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000229059 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000229059 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000229059 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000229059 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%
C000229059 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	4.80%
C000229059 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	49.90%
C000229059 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.30%
C000229059 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	37.00%